UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren    Pittsburgh, Pennsylvania    August 12th, 2003

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:         $541,514,130

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505     6,181,175    321,100  Sole           321,100         0
Aldila Inc.                  Com    014384101       139,297     79,598  Sole                 0    79,598
AOL Time Warner              Com    00184A105    14,107,390    876,780  Sole           761,700   115,080
Apria Healthcare             Com    037933108    15,666,314    629,675  Sole           278,100   351,575
Artesyn Technologies Inc.    Com    043127109     7,903,963  1,411,422  Sole         1,404,922     6,500
Barrick Gold Corp.           Com    067901108       906,313     50,632  Sole                 0    50,632
Bell South Corp.             Com    079860102    19,243,104    722,610  Sole           428,000   294,610
BJ's Wholesale Club          Com    05548J106    17,120,359  1,136,810  Sole           670,400   466,410
Borders Group Inc.           Com    099709107     3,642,910    206,866  Sole                 0   206,866
Cal Dive International       Com    127914109     5,499,450    252,500  Sole                 0   252,500
California Amplifier Inc.    Com    129900106       862,512    241,600  Sole           241,600         0
Capital One Financial        Com    14040H105    24,474,181    497,645  Sole           323,300   174,345
Ceragon Networks Ltd         Com    M22013102     2,950,934  1,028,200  Sole         1,028,200         0
Citigroup Inc.               Com    172967101    21,448,770    501,139  Sole           293,700   207,439
Cold Metal Products          Com    192861102             2     15,700  Sole                 0    15,700
Cole National Corp.          Com    193290103    20,339,141  1,624,532  Sole           748,750   875,782
Cooper Tire & Rubber         Com    216831107    13,538,326    769,660  Sole           306,100   463,560
Cross Country Healthcare Inc Com    22748P105     9,162,703    696,254  Sole           630,154    66,100
Dawson Geophysical           Com    239359102     4,000,849    493,932  Sole                 0   493,932
Ditech Communications        Com    25500M103     6,531,246  1,377,900  Sole         1,128,800   249,100
Dycom Industries             Com    267475101     6,446,650    395,500  Sole                 0   395,500
Fairchild Semiconductor      Com    303726103    19,785,491  1,546,950  Sole         1,002,000   544,950
Federal National Mortgage As Com    313586109    27,623,559    409,602  Sole           298,850   110,752
First Avenue Networks Inc.   Com    31865X106     1,543,065  4,857,277  Sole         3,692,621 1,164,656
Gundle/SLT Environmental Inc Com    402809107     7,902,324    580,200  Sole           172,000   408,200
ICN Pharmaceuticals Inc.     Com    448924100     5,609,572    334,700  Sole           290,400    44,300
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    17,112,227    361,857  Sole           164,800   197,057
Merck & Co.                  Com    589331107    21,275,756    351,375  Sole           220,200   131,175
Motorola                     Com    620076109     5,133,617    544,392  Sole                 0   544,392
MPS Group                    Com    607830106     4,372,928    635,600  Sole                 0   635,600
Newmont Mining               Com    651639106     5,416,044    166,853  Sole                 0   166,853
Nucentrix Broadband Networks Com    670198100     1,994,934  2,266,971  Sole           990,600 1,276,371
Payless Shoesource           Com    704379106     2,703,413    216,273  Sole                 0   216,273
Peak International Ltd.      Com    G69586108     5,794,335  1,287,630  Sole                 0 1,287,630
PNC Financial Services Group Com    693475105    23,891,909    489,488  Sole           293,600   195,888
Proxim Corp.                 Com    744283102        21,750     15,000  Sole                 0    15,000
Reuters Group PLC            Com    76132M102    16,930,254    968,550  Sole           719,200   249,350
RF Monolithics Inc.          Com    74955F106     1,873,172    384,635  Sole                 0   384,635
Rockford Corp.               Com    77316P101     8,227,740  1,446,000  Sole           703,700   742,300
Sangstat Medical Corp.       Com    801003104    23,043,390  1,763,075  Sole         1,114,950   648,125
Sears Roebuck & Co.          Com    812387108    21,639,098    643,255  Sole           440,600   202,655
Spectrum Control             Com    847615101     7,686,474  1,367,700  Sole           789,800   577,900
Sprint Corporation           Com    852061100    30,016,528  2,084,481  Sole         1,311,000   773,481
Sunrise Telecom              Com    86769Y105        51,330     29,000  Sole            29,000         0
Tyco International Ltd.      Com    902124106     9,778,420    515,196  Sole           326,500   188,696
United Therapeutics Corp.    Com    91307C102    17,932,592    828,678  Sole           241,200   587,478
UST Inc.                     Com    902911106    12,020,545    343,150  Sole           272,000    71,150
Verizon Communications       Com    92343V104       206,442      5,233  Sole                 0     5,233
Walt Disney Co.              Com    254687106     7,960,949    403,086  Sole                 0   403,086
Waste Management Inc.        Com    94106L109    15,957,963    662,431  Sole           337,300   325,131
WSFS Financial               Com    929328102    17,842,529    470,035  Sole           150,650   319,385

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